Document And Entity Information	Mar. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2020
Entity Registrant Name	SAFEGUARD SCIENTIFICS INC
Entity Central Index Key	0000086115
Entity Incorporation, State or Country Code	PA
Entity File Number	1-5620
Entity Tax Identification Number	23-1609753
Entity Address, Address Line One	One Radnor Corp. Ctr., Suite 110
Entity Address, Address Line Two	100 Matsonford Rd
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	293-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($.10 par value)
Trading Symbol(s)	SFE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false